Business Acquisitions	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business Acquisitions
5.
Business acquisitions
A)
Alcanna

On October 7, 2021, the Company announced that it had entered into an arrangement agreement with Alcanna Inc. (“Alcanna”) pursuant to which the Company would acquire all of the issued and outstanding common shares of Alcanna by way of a statutory plan of arrangement (the “Alcanna Transaction”). The Company and Alcanna amended the arrangement agreement in respect of the Alcanna Transaction on January 6, 2022, and the Alcanna Transaction closed on March 31, 2022. Alcanna is a Canadian liquor retailer, operating predominantly in Alberta under its three retail brands, “Wine and Beyond”, “Liquor Depot” and “Ace Liquor”. Alcanna holds an approximate 63% equity interest in Nova, a Canadian cannabis retailer operating stores across Alberta, Saskatchewan and Ontario, under its “Value Buds” and “Sweet Tree” retail brands. The Company is deemed to control Nova through its equity interest and Nova’s results are included in the consolidated financial statements of the Company with the minority interest shown as non-controlling interest through equity.

Alcanna was acquired to diversify and stabilize cash flows and advance the Company’s vertical integration strategy.

The Alcanna Transaction consideration was comprised of (i) an aggregate $54.3 million cash ($1.50 in cash for each Alcanna common share), and (ii) an aggregate 32.1 million SNDL common shares valued at $287.1 million based on the fair value of each common share of the Company on the closing date (0.885 of a SNDL common share for each Alcanna common share).

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts, if any.

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	54,339	—	54,339
Issuance of common shares	287,129	—	287,129
	341,468	—	341,468

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	23,190	—	23,190
Accounts receivable	1,868	—	1,868
Prepaid expenses and deposits	10,986	—	10,986
Inventory	105,022	—	105,022
Right of use assets	171,866	(31,117)	140,749
Property, plant and equipment	86,059	24,632	110,691
Intangible assets	—	45,100	45,100
Goodwill	280,243	(129,308)	150,935
Accounts payable and accrued liabilities	(36,703)	(44)	(36,747)
Long-term debt	(10,000)	—	(10,000)
Lease liabilities	(232,755)	90,736	(142,019)
Derivative warrants	(58)	(27)	(85)
Non-controlling interest	(58,250)	28	(58,222)
	341,468	—	341,468

Non-controlling interest has been measured as the fair value of the non-controlling interest in Nova, which at the time was 37%, and was measured by applying a market approach with reference to Nova’s closing share price on the day of the Alcanna Transaction of $2.66.

On March 31, 2022, the Company repaid in full the acquired long-term debt balance of $10.0 million.

These consolidated financial statements incorporate the operations of Alcanna commencing March 31, 2022. During the period March 31, 2022 to December 31, 2022, the Company recorded revenues of $639.5 million and net loss of $101.0 million from the Alcanna operations. Had the Alcanna Transaction closed on January 1, 2022, management estimates that for the period January 1, 2022, to March 30, 2022, revenue would have increased by $162.5 million and net loss would have increased by $25.5 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2022.

The Company incurred costs related to the Alcanna Transaction of $7.0 million which have been included in transaction costs for the year ended December 31, 2022.

The Company recorded adjustments to the fair value in the fourth quarter of 2022 to reflect additional information and greater certainty with respect to management estimates pertaining to facts and circumstances that were either unknown or uncertain at the date of acquisition. These adjustments related to changes in preliminary valuation assumptions, including refinement of right of use assets, property, plant and equipment, intangible assets, accounts payable and accrued liabilities, lease liabilities, derivative warrants and non-controlling interest. All measurement period adjustments were offset to goodwill.

B)
Zenabis

On November 1, 2022, the Company announced that, in the context of proceedings pursuant to the Zenabis Group’s (as defined below) filing under the Companies’ Creditors Arrangement Act (“CCAA”), it had successfully acquired all of the assets of the business of the Zenabis Group, subject to certain exclusions, (the “Zenabis Business”), pursuant to an approval order of the Québec Superior Court (the “Court”).

The order of the Court approved the acquisition by a wholly owned subsidiary of SNDL of all issued and outstanding shares of Zenabis Ltd., a corporation resulting from the amalgamation of select Zenabis entities (collectively, the “Zenabis Group”), as part of the consideration for the senior secured debt of the Zenabis Group due to the SNDL subsidiary. Zenabis Ltd. owns all of the Zenabis Business, free and clear of any encumbrances except certain permitted encumbrances (namely the security of the wholly owned subsidiary of SNDL, which was preserved).

The Zenabis acquisition consideration was comprised of (i) the extinguishment of the Company’s senior loan.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts, if any.

The fair value of consideration paid was as follows:

Final
Extinguishment of senior loan	18,215
18,215

The fair value of the assets and liabilities acquired was as follows:

Final
Cash	2,509
Accounts receivable	888
Biological assets	909
Prepaid expenses and deposits	1,856
Inventory	4,512
Assets held for sale	6,375
Right of use assets	32
Property, plant and equipment	4,658
Accounts payable and accrued liabilities	(3,437)
Lease liabilities	(87)
18,215

Assets held for sale are comprised of a processing facility in Stellarton, Nova Scotia, whose primary purpose was the packaging and processing of value added and derivative products for the adult-use cannabis market.

These consolidated financial statements incorporate the operations of Zenabis commencing November 1, 2022. During the period November 1, 2022 to December 31, 2022, the Company recorded revenues of $0.4 million and net loss of $1.8 million from the Zenabis operations. Had the acquisition closed on January 1, 2022, management estimates that for the period January 1, 2022, to October 31, 2022, revenue would have increased by $2.0 million and net loss would have increased by $9.0 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2022.

The Company incurred costs related to the Zenabis acquisition of $0.8 million which have been included in transaction costs for the year ended December 31, 2022.

C)
Valens

On January 17, 2023, the Company acquired all of the issued and outstanding common shares of The Valens Company Inc. (“Valens”), other than those owned by SNDL and its subsidiaries, by way of a statutory plan of arrangement (the “Valens Transaction”). The Valens Transaction consideration was comprised of (i) the assumption of Valens’ $60 million non-revolving term loan facility from its then existing lender, (ii) an aggregate 27.6 million SNDL common shares valued at $84.0 million based on the fair value of each common share of the Company on the closing date (0.3334 of a SNDL common share for each Valens common share), and (iii) contingent consideration valued at $0.6 million representing the fair value of Valens stock options.

Valens is a manufacturer of cannabis products providing proprietary cannabis processing services, in addition to product development, manufacturing, and commercialization of cannabis consumer packaged goods. Valens products are formulated for the medical, health and wellness, and recreational consumer segments.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts, if any.

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Valens loan facility	61,512	—	61,512
Issuance of common shares	83,953	—	83,953
Contingent consideration	—	602	602
	145,465	602	146,067

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	3,615	—	3,615
Accounts receivable	21,361	—	21,361
Marketable securities	876	—	876
Prepaid expenses and deposits	4,980	—	4,980
Inventory	14,140	—	14,140
Assets held for sale	6,330	—	6,330
Right of use assets	2,882	—	2,882
Property, plant and equipment	63,030	(10,938)	52,092
Intangible assets	2,285	(785)	1,500
Goodwill	68,697	12,325	81,022
Accounts payable and accrued liabilities	(34,185)	—	(34,185)
Contractual obligation	(5,339)	—	(5,339)
Lease liabilities	(3,207)	—	(3,207)
	145,465	602	146,067

Valens subsidiary Green Roads, Inc. (“Green Roads”) was sold and has been classified as held for sale and discontinued operations (note 6). Valens facility located in Mission, British Columbia was also classified as held for sale and was disposed of during the current year (note 13).

The financial statements incorporate the operations of Valens commencing January 18, 2023. During the period January 18, 2023 to December 31, 2023 the Company recorded gross revenues of $99.1 million and net loss of $85.8 million from the Valens operations. Had the Valens Transaction closed on January 1, 2023, management estimates that for the period January 1, 2023, to January 17, 2023, revenue would have increased by $4.2 million and net loss would have increased by $2.1 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2023.

The Company incurred costs related to the Valens Transaction of $2.8 million which have been included in transaction costs for the year ended December 31, 2023.

D)
Superette

On February 7, 2023, the Company acquired the right, title and interest in (i) five Superette retail locations within Toronto and Ottawa; (ii) the intellectual property rights related to the Superette brand; and (iii) the shares of Superette Ontario (collectively, the “Superette Transaction”).

The Superette acquisition consideration was comprised of the extinguishment of the Company’s promissory note.

The fair value of consideration paid was as follows:

Extinguishment of promissory note	2,625
2,625

The fair value of the assets and liabilities acquired was as follows:

Cash	80
Accounts receivable	30
Prepaid expenses and deposits	141
Inventory	371
Right of use assets	1,129
Property, plant and equipment	2,077
Accounts payable and accrued liabilities	(74)
Lease liabilities	(1,129)
2,625

The financial statements incorporate the operations of Superette commencing February 8, 2023. During the period February 8, 2023 to December 31, 2023 the Company recorded gross revenues of $3.8 million and net loss of $2.0 million from the Superette operations. Had the Superette Transaction closed on January 1, 2023, management estimates that for the period January 1, 2023, to February 7, 2023, revenue would have increased by $0.5 million and net loss would have increased by $0.1 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2023.

The Company incurred costs related to the Superette Transaction of $0.7 million which have been included in transaction costs for the year ended December 31, 2023.

E)
Inner spirit

On May 5, 2021, the Company and Inner Spirit Holdings Ltd. (“Inner Spirit”) announced that they had entered into an arrangement agreement pursuant to which the Company acquired all of the issued and outstanding common shares of Inner Spirit (the “Inner Spirit Transaction”). The Inner Spirit Transaction closed on July 20, 2021.

The Inner Spirit Transaction consideration was comprised of (i) an aggregate $92.6 million cash ($0.30 in cash for each Inner Spirit common share), (ii) an aggregate 2.4 million SNDL common shares valued at $26.2 million based on the fair value of each common share of the Company on the closing date (0.00835 of a SNDL common share for each Inner Spirit common share) and (iii) contingent consideration valued at $1.2 million representing the fair value of Inner Spirit warrants.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	92,583	—	92,583
Issuance of common shares	26,216	—	26,216
Contingent consideration	1,150	—	1,150
	119,949	—	119,949

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	9,808	—	9,808
Accounts receivable	750	(327)	423
Prepaid expenses and deposits	853	—	853
Inventory	2,733	2,011	4,744
Right of use assets	—	5,730	5,730
Property, plant and equipment	12,108	(5,730)	6,378
Intangible assets	—	46,000	46,000
Net investment in subleases	23,751	50	23,801
Goodwill	114,537	(42,041)	72,496
Accounts payable and accrued liabilities	(2,678)	—	(2,678)
Convertible debentures	(12,025)	—	(12,025)
Lease liabilities	(29,481)	(50)	(29,531)
Financial guarantee liability	(407)	—	(407)
Deferred tax liability	—	(5,643)	(5,643)
	119,949	—	119,949

The Company recorded adjustments to the fair value in the third quarter of 2022 to reflect additional information and greater certainty with respect to management estimates pertaining to facts and circumstances that were either unknown or uncertain at the date of acquisition. These adjustments related to changes in preliminary valuation assumptions, including refinement of accounts receivable, inventory, net investment in subleases, lease liabilities and amounts allocated to intangible assets and deferred tax liability. All measurement period adjustments were offset to goodwill.